RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Allied Resources Commercial Brokers
Disclosure of transactions between related parties [line items]
Services received, related party transactions	$ 0.1	$ 5.6
TheSiger Pty Limited
Disclosure of transactions between related parties [line items]
Services received, related party transactions	$ 0.2	$ 0.2